Premier Fund Solutions, Inc. 480 North Magnolia Avenue, Suite 103 El Cajon, California 92020 (619) 588-9700 April 20, 2010

Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, D.C. 20549

Re: Neiman Funds, File Nos. 333-102844 and 811-21290

Ladies and Gentlemen:

     On behalf of Neiman Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 12 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 to add the second series, the Neiman Balanced Allocation Fund, to the Trust.

If you have any questions, please contact Jeff Provence at (619) 588-9700.

Very truly yours, /s/Premier Fund Solutions Premier Fund Solutions, Inc.